NET INCOME PER UNIT (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Summary of earnings less than distributions	The following table shows the calculation of earnings less distributions:
Summary of calculation of net income per unit

	Year Ended December 31, 2016
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income attributable to PBF Logistics LP unitholders:
Distributions declared	$37,755	$4,477	$27,642	$4,031	$73,905
Earnings less distributions	2,085	693	4,277	—	7,055
Net income attributable to PBF Logistics LP unitholders	$39,840	$5,170	$31,919	$4,031	$80,960

Weighted-average units outstanding - basic	19,715,174	2,572,944	15,886,553
Weighted-average units outstanding - diluted	19,765,840	2,572,944	15,886,553

Net income per limited partner unit - basic	$2.01	$2.01	$2.01
Net income per limited partner unit - diluted	$2.01	$2.01	$2.01

	Year Ended December 31, 2015
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income (loss) attributable to PBF Logistics LP unitholders
Distributions declared	$24,843	$3,911	$24,148	$1,118	$54,020
Earnings less distributions	9,763	674	10,509	(1,361)	19,585
Net income (loss) attributable to PBF Logistics LP unitholders	$34,606	$4,585	$34,657	$(243)	$73,605

Weighted-average units outstanding - basic	15,856,217	2,099,935	15,886,553
Weighted-average units outstanding - diluted	15,856,217	2,099,935	15,886,553

Net income per limited partner unit - basic	$2.18	$2.18	$2.18
Net income per limited partner unit - diluted	$2.18	$2.18	$2.18

	Year Ended December 31, 2014
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income (loss) attributable to PBF Logistics LP unitholders
Distributions declared	$12,706	$635	$12,551	$—	$25,892
Earnings less distributions	2,034	(220)	2,258	(15,226)	(11,154)
Net income (loss) attributable to PBF Logistics LP unitholders	$14,740	$415	$14,809	$(15,226)	$14,738

Weighted-average units outstanding - basic	15,812,500	355,302	15,886,553
Weighted-average units outstanding - diluted	15,814,525	355,302	15,886,553

Net income per limited partner unit - basic	$0.93	$1.17	$0.93
Net income per limited partner unit - diluted	$0.93	$1.17	$0.93